SUPPLY CHAIN FINANCE (Details Narrative)	Dec. 31, 2021	Dec. 31, 2020
Domestic Suppliers [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rates applied on transactions	0.67%	0.38%
Domestic Suppliers [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rates applied on transactions	1.02%	0.47%
Foreign Suppliers [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rates applied on transactions	0.19%	0.18%
Foreign Suppliers [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rates applied on transactions	0.39%	0.40%